Cover	Jul. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40272
Entity Registrant Name	OPAL Fuels Inc.
Entity Central Index Key	0001842279
Entity Tax Identification Number	98-1578357
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	705-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Local Phone Number	Nasdaq
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	OPAL
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	OPALW
Security Exchange Name	NASDAQ